LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–91.52%
Argentina–0.23%
†Globant	845	$ 151,441
†MercadoLibre	1,978	2,141,145
		2,292,586
Australia–0.14%
†Afterpay	968	57,058
†Atlassian Class A	7,530	1,368,879
		1,425,937
Belgium–0.46%
Anheuser-Busch InBev	85,204	4,587,419
		4,587,419
Canada–2.02%
Barrick Gold (New York Shares)	194,000	5,453,340
Canadian Natural Resources	54,400	871,838
Husky Energy	416,500	963,404
†Nuvei	2,000	84,440
†Repare Therapeutics	3,400	104,618
†Shopify Class A	3,948	4,037,364
Wheaton Precious Metals	179,800	8,821,549
		20,336,553
China–1.24%
†Alibaba Group Holding	117,600	4,317,226
†Alibaba Group Holding ADR	7,915	2,326,852
Guotai Junan Securities Class H	268,400	374,633
†Kingsoft Cloud Holdings ADR	700	20,671
†Wuxi Biologics Cayman	25,072	614,466
†Yum China Holdings	91,700	4,855,515
		12,509,363
France–1.23%
†Accor	29,368	822,011
Sanofi	32,961	3,303,082
TOTAL	87,877	3,017,920
Veolia Environnement	242,171	5,225,099
		12,368,112
Germany–4.85%
†adidas	15,543	5,019,487
BASF	20,233	1,232,110
Bayer	67,891	4,188,446
Covestro	31,613	1,567,690
†Delivery Hero	4,587	526,309
†Deutsche Bank	88,416	745,295
Deutsche Telekom	549,902	9,155,884
E.ON	819,410	9,031,871
†Evotec	3,977	104,851
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Fresenius Medical Care & Co.	86,962	$ 7,351,479
Infineon Technologies	135,732	3,825,712
Siemens ADR	83,405	5,809,158
†Zalando	3,345	312,523
		48,870,815
Hong Kong–2.25%
AIA Group	726,800	7,224,460
China Pacific Insurance Group Class H	354,583	1,012,692
CK Asset Holdings	723,500	3,555,085
CK Hutchison Holdings	814,000	4,932,639
Sun Hung Kai Properties	338,500	4,362,088
Tencent Holdings	23,773	1,605,708
		22,692,672
Israel–0.30%
†Check Point Software Technologies	15,674	1,886,209
†Fiverr International	3,396	471,976
†JFrog	200	16,930
†Wix.com	2,565	653,691
		3,028,806
Japan–6.56%
ENEOS Holdings	186,238	664,472
Hitachi	207,400	7,022,449
Honda Motor	219,000	5,200,651
Isuzu Motors	503,500	4,403,494
Keyence	1,000	467,479
Kirin Holdings	378,900	7,116,726
Komatsu	124,900	2,743,183
Kyocera	86,900	4,975,592
Matsumotokiyoshi Holdings	156,900	5,720,870
Mitsubishi Electric	332,800	4,515,828
†Renesas Electronics	225,977	1,658,590
Sony	92,300	7,074,059
Sumitomo Metal Mining	170,000	5,272,428
Sumitomo Mitsui Financial Group	211,300	5,908,118
Takeda Pharmaceutical	93,421	3,339,140
		66,083,079
Netherlands–1.64%
†Adyen	1,546	2,851,571
†Argenx	2,004	528,658
ASML Holding (New York shares)	2,386	881,078
†Heineken	10,980	977,514
†ING Groep	172,683	1,232,415
NN Group	63,072	2,364,172
LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
NXP Semiconductors	61,700	$ 7,700,777
		16,536,185
New Zealand–0.01%
†Xero	964	70,319
		70,319
Norway–0.58%
†Adevinta	8,719	149,842
Yara International	148,876	5,728,710
		5,878,552
Republic of Korea–1.18%
Samsung Electronics	238,840	11,857,003
		11,857,003
Switzerland–1.33%
Cie Financiere Richemont Class A	12,847	862,584
Credit Suisse Group	131,460	1,312,325
†CRISPR Therapeutics	3,993	333,975
†LafargeHolcim	19,777	900,240
Lonza Group	1,287	794,253
Novartis ADR	29,714	2,583,929
Roche Holding	19,451	6,662,756
		13,450,062
Taiwan–1.26%
Taiwan Semiconductor Manufacturing ADR	156,700	12,703,669
		12,703,669
Thailand–0.27%
†Sea ADR	17,410	2,681,837
		2,681,837
United Kingdom–4.77%
AstraZeneca	10,057	1,098,872
BAE Systems	1,538,637	9,555,717
BP	473,476	1,369,282
BP ADR	170,719	2,980,754
British American Tobacco	68,050	2,441,040
Burberry Group	325,906	6,532,520
GlaxoSmithKline	144,626	2,711,374
Informa	305,808	1,482,151
†Linde	47,950	11,418,334
nVent Electric	72,200	1,277,218
Pentair	63,450	2,904,107
†Standard Chartered	760,403	3,499,060
†THG Holdings	20,800	160,552
Vodafone Group	476,949	632,162
		48,063,143
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States–61.20%
†10X Genomics Class A	790	$ 98,497
Abbott Laboratories	72,471	7,887,019
AbbVie	27,500	2,408,725
Accenture Class A	51,300	11,593,287
†Accolade	500	19,435
†Adobe	3,957	1,940,632
Aflac	40,000	1,454,000
Air Products & Chemicals	40,025	11,921,846
Albemarle	138,970	12,407,242
Alleghany	1,380	718,221
†Alphabet Class A	1,513	2,217,453
†Alphabet Class C	495	727,452
Altria Group	23,689	915,343
†Amazon.com	3,153	9,927,946
American Express	93,300	9,353,325
American Tower	3,971	959,910
†American Well Class A	400	11,856
Amphenol Class A	5,602	606,529
Analog Devices	78,526	9,167,125
†ANSYS	3,180	1,040,591
Anthem	4,694	1,260,761
Apple	12,580	1,456,890
†Applied Molecular Transport	4,924	156,682
†Asana Class A	3,700	100,039
†Aspen Technology	2,052	259,763
†Autodesk	3,974	918,034
†Avalara	4,379	557,622
Becton Dickinson & Co.	35,110	8,169,395
†Bentley Systems Class B	1,100	34,540
†Berkeley Lights	500	38,180
†Berkshire Hathaway Class B	60,400	12,861,576
†Bill.Com Holdings	2,045	205,134
†Booking Holdings	3,442	5,888,161
†Cadence Design Systems	7,179	765,497
Capital One Financial	13,724	986,207
Carlisle	17,330	2,120,672
†Carvana	1,510	336,821
†Catalent	4,153	355,746
†Cerence	841	41,100
†Charter Communications Class A	4,567	2,851,361
†Chegg	4,398	314,193
Chevron	25,900	1,864,800
†Chewy Class A	5,422	297,288
Cintas	17,300	5,757,959
Cisco Systems	18,098	712,880
Citigroup	137,447	5,925,340
Cognizant Technology Solutions Class A	28,682	1,991,104
Colgate-Palmolive	52,200	4,027,230
Comcast Class A	221,910	10,265,557
†CoStar Group	1,588	1,347,434

LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Coupa Software	4,580	$ 1,256,019
†Crowdstrike Holdings Class A	607	83,353
Crown Castle International	3,990	664,335
†Crown Holdings	91,200	7,009,632
CVS Health	67,120	3,919,808
Danaher	8,714	1,876,386
†Datadog Class A	3,555	363,179
†Deciphera Pharmaceuticals	1,354	69,460
DENTSPLY SIRONA	26,600	1,163,218
†DexCom	971	400,275
Digital Realty Trust	4,234	621,382
†DocuSign	7,927	1,706,207
†Dollar Tree	88,900	8,120,126
Donaldson	37,607	1,745,717
Dover	40,200	4,355,268
†Duck Creek Technologies	600	27,258
†Dun & Bradstreet Holdings	7,800	200,148
†Dyne Therapeutics	9,000	181,710
Ecolab	26,500	5,295,760
†Edwards Lifesciences	10,758	858,704
†Elanco Animal Health	11,449	319,771
Eli Lilly & Co.	10,884	1,611,050
EOG Resources	39,400	1,416,036
†EPAM Systems	9,895	3,198,856
Equinix	1,588	1,207,086
Erie Indemnity Class A	14,000	2,943,920
Everest Re Group	2,600	513,604
Exxon Mobil	27,300	937,209
†F5 Networks	47,500	5,831,575
†Facebook Class A	9,097	2,382,504
Fortive	2,812	214,303
†Freeport-McMoRan	206,500	3,229,660
General Dynamics	55,000	7,613,650
General Electric	101,813	634,295
†General Motors	20,128	595,588
†GoodRx Holdings Class A	300	16,680
†Guardant Health	625	69,863
Hartford Financial Services Group	47,773	1,760,913
†HCA Healthcare	45,500	5,672,940
Honeywell International	45,550	7,497,985
†HubSpot	3,977	1,162,199
†IDEXX Laboratories	3,965	1,558,681
†Illumina	2,702	835,134
†Immunomedics	6,100	518,683
†Inari Medical	700	48,314
†Inspire Medical Systems	4,963	640,475
Intel	6,445	333,722
International Paper	30,904	1,252,848
Intuit	3,968	1,294,401
†Intuitive Surgical	1,676	1,189,189
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Iovance Biotherapeutics	10,395	$ 342,203
†iRhythm Technologies	1,046	249,063
Jack Henry & Associates	2,410	391,842
Johnson & Johnson	93,200	13,875,616
Johnson Controls International	136,720	5,585,012
JPMorgan Chase & Co.	82,105	7,904,248
Kellogg	73,900	4,773,201
†Keysight Technologies	7,962	786,486
Kinder Morgan	95,656	1,179,438
KLA	2,408	466,526
Kraft Heinz	51,500	1,542,425
Kroger	134,600	4,564,286
†Laboratory Corp of America Holdings	53,400	10,053,618
Lam Research	3,333	1,105,723
†Legend Biotech ADR	1,500	46,305
†Lemonade	200	9,944
†Liberty Broadband Class A	5,938	842,068
†Livongo Health	6,344	888,477
Lowe's	38,900	6,451,954
Mastercard Class A	7,906	2,673,572
†Match Group	5,110	565,422
McCormick & Co Non-Voting Shares	27,000	5,240,700
McDonald's	26,000	5,706,740
Medtronic	173,721	18,053,086
Merck & Co.	31,105	2,580,160
†Mercury Systems	2,901	224,711
Microsoft	149,073	31,354,524
†MongoDB	3,977	920,715
Monolithic Power Systems	3,581	1,001,283
Moody's	2,789	808,392
MSCI	4,358	1,554,847
Nasdaq	16,250	1,994,038
†nCino	800	63,744
†Netflix	1,201	600,536
†Neurocrine Biosciences	4,403	423,392
NextEra Energy	2,693	747,469
NIKE Class B	63,036	7,913,539
Norfolk Southern	19,100	4,087,209
†Novavax	740	80,179
NVIDIA	4,161	2,252,016
†Okta	5,413	1,157,570
Oracle	101,310	6,048,207
†Outset Medical	800	40,000
†PayPal Holdings	14,568	2,870,333
PepsiCo	38,700	5,363,820
Perrigo	21,600	991,656
Pfizer	72,825	2,672,678
Procter & Gamble	42,100	5,851,479
†PTC Therapeutics	2,369	110,751
†Q2 Holdings	6,402	584,247
Raytheon Technologies	103,364	5,947,565

LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Repligen	4,796	$ 707,602
ResMed	3,984	682,977
†RingCentral Class A	3,181	873,534
Roper Technologies	40,702	16,081,767
†Ross Stores	55,100	5,141,932
†salesforce.com	7,923	1,991,208
SBA Communications	3,968	1,263,729
†ServiceNow	7,898	3,830,530
†Shift4 Payments Class A	2,300	111,228
†Snowflake Class A	1,500	376,500
†Square Class A	3,624	589,081
State Street	6,300	373,779
STERIS	3,995	703,879
Stryker	56,987	11,874,381
†Synopsys	4,556	974,893
Sysco	39,600	2,463,912
Target	45,815	7,212,197
†Teladoc Health	2,785	610,583
Teradyne	1,636	129,997
†Tesla	2,280	978,143
Texas Instruments	69,050	9,859,649
Thermo Fisher Scientific	2,859	1,262,306
†TJX	146,600	8,158,290
Tradeweb Markets Class A	15,902	922,316
†Twilio Class A	4,586	1,133,155
†Tyler Technologies	1,679	585,232
United Parcel Service Class B	72,625	12,101,504
UnitedHealth Group	33,965	10,589,268
†Veeva Systems Class A	7,914	2,225,338
Verisk Analytics	3,975	736,607
Verizon Communications	251,500	14,961,735
†Vertex Class A	1,300	29,900
Visa Class A	55,595	11,117,332
Voya Financial	25,697	1,231,657
†Vroom	400	20,712
Walmart	37,200	5,204,652
†Walt Disney	91,454	11,347,612
Wells Fargo & Co.	51,806	1,217,959
West Pharmaceutical Services	35,100	9,648,990
†Western Digital	29,840	1,090,652
Westinghouse Air Brake Technologies	103,900	6,429,332
Williams	106,442	2,091,585
†Workday Class A	3,783	813,837
WW Grainger	7,900	2,818,483
Xilinx	7,177	748,130
†Zendesk	4,036	415,385
Zimmer Biomet Holdings	50,400	6,861,456
Zoetis	2,820	466,343
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†ZoomInfo Technologies Class A	4,111	$ 176,732
		616,444,495
Total Common Stock (Cost $673,769,865)		921,880,607
PREFERRED STOCK–0.22%
Germany–0.22%
Volkswagen 2.67%	13,397	2,155,726
Total Preferred Stock (Cost $1,811,326)		2,155,726

	Principal Amount°
CORPORATE BONDS–0.20%
United States–0.20%
American Airlines 11.75% 7/15/25	830,000	800,950
‡Frontier Communications
10.50% 9/15/22	930,000	388,275
11.00% 9/15/25	476,000	199,920
Macy's 8.38% 6/15/25	150,000	155,090
Mileage Plus Holdings / Mileage Plus Intellectual Property Assets 6.50% 6/20/27	461,000	480,016
Occidental Petroleum 4.85% 3/15/21	32,000	31,680
Total Corporate Bonds (Cost $2,743,667)		2,055,931

	Number of Shares
MONEY MARKET FUND–7.19%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.02%)	72,480,816	72,480,816
Total Money Market Fund (Cost $72,480,816)		72,480,816

	Principal Amount°
SHORT-TERM INVESTMENTS–0.10%
U.S. TREASURY OBLIGATIONS–0.10%
U.S. Treasury Bills
≠0.10% 1/28/21	500,000	499,828
0.19% 12/10/20	500,000	499,903
		999,731
Total Short-Term Investments (Cost $999,663)		999,731

LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.23% (Cost $751,805,337)	$999,572,811
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.77%	7,708,470
NET ASSETS APPLICABLE TO 29,018,266 SHARES OUTSTANDING–100.00%	$1,007,281,281

Δ Securities have been classified by country of origin.
† Non-income producing.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
≠ The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2020:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	GBP	28,190	USD	(37,319)	10/14/20	$—	$(941)
HSBC	CHF	18,651	USD	(20,329)	10/19/20	—	(68)
HSBC	GBP	(3,032,505)	USD	3,957,156	10/14/20	43,887	—
HSBC	GBP	158,393	USD	(209,176)	10/14/20	—	(4,779)
HSBC	GBP	60,000	USD	(76,400)	10/14/20	1,026	—
HSBC	KRW	(1,416,435,700)	USD	1,194,901	11/12/20	—	(19,889)
HSBC	KRW	(1,582,644,760)	USD	1,335,376	12/18/20	—	(22,123)
UBS	CHF	(1,252,296)	USD	1,380,595	10/19/20	20,219	—
UBS	CHF	54,153	USD	(58,470)	10/19/20	358	—
UBS	EUR	(6,941,721)	USD	8,241,448	12/15/20	88,296	—
UBS	EUR	89,202	USD	(104,468)	12/15/20	301	—
UBS	EUR	8,849	USD	(10,395)	12/15/20	—	(2)
UBS	GBP	29,334	USD	(38,556)	10/14/20	—	(702)
Total Foreign Currency Exchange Contracts						$154,087	$(48,504)
LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
49	British Pound	$3,951,850	$3,991,932	12/14/20	$—	$(40,082)
44	Euro	6,454,525	6,497,986	12/14/20	—	(43,461)
40	Japanese Yen	4,743,750	4,725,731	12/14/20	18,019	—
					18,019	(83,543)
Equity Contracts:
19	E-mini MSCI Emerging Markets Index	1,034,075	1,033,963	12/18/20	112	—
165	E-mini S&P 500 Index	27,654,000	27,927,248	12/18/20	—	(273,248)
14	E-mini S&P MidCap 400 Index	2,598,260	2,622,511	12/18/20	—	(24,251)
173	Euro STOXX 50 Index	6,478,512	6,668,255	12/18/20	—	(189,743)
52	FTSE 100 Index	3,919,539	4,018,728	12/18/20	—	(99,189)
21	Nikkei 225 Index (OSE)	4,617,551	4,581,323	12/10/20	36,228	—
					36,340	(586,431)
Total Futures Contracts					$54,359	$(669,974)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CHF–Swiss Franc
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
KRW–South Korean Won
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
USD–United States Dollar
See accompanying notes.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–6

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Franklin Templeton Global Equity Managed Volatility Fund–7

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$2,292,586	$—	$—	$2,292,586
Australia	1,368,879	57,058	—	1,425,937
Belgium	—	4,587,419	—	4,587,419
Canada	20,336,553	—	—	20,336,553
China	7,203,038	5,306,325	—	12,509,363
France	—	12,368,112	—	12,368,112
Germany	5,809,158	43,061,657	—	48,870,815
Hong Kong	—	22,692,672	—	22,692,672
Israel	3,028,806	—	—	3,028,806
Japan	—	66,083,079	—	66,083,079
Netherlands	9,110,513	7,425,672	—	16,536,185
New Zealand	—	70,319	—	70,319
Norway	149,842	5,728,710	—	5,878,552
Republic of Korea	—	11,857,003	—	11,857,003
Switzerland	2,917,904	10,532,158	—	13,450,062
Taiwan	12,703,669	—	—	12,703,669
Thailand	2,681,837	—	—	2,681,837
United Kingdom	18,740,965	29,322,178	—	48,063,143
United States	616,444,495	—	—	616,444,495
Preferred Stock	—	2,155,726	—	2,155,726
Corporate Bonds	—	2,055,931	—	2,055,931
Money Market Fund	72,480,816	—	—	72,480,816
Short-Term Investment	—	999,731	—	999,731
Total Investments	$775,269,061	$224,303,750	$—	$999,572,811
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$154,087	$—	$154,087
Futures Contracts	$54,359	$—	$—	$54,359
Liabilities:
Foreign Currency Exchange Contracts	$—	$(48,504)	$—	$(48,504)
Futures Contracts	$(669,974)	$—	$—	$(669,974)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–8